Deferred compensation awards - Activity relating to RSU (Detail) - RSU [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Outstanding
Outstanding (number of shares), Beginning	136,203,210
Outstanding (number of shares), Granted	62,190,310
Outstanding (number of shares), Forfeited	(6,206,885)
Outstanding (number of shares), Delivered	(66,303,810)
Outstanding (number of shares), Ending	125,882,825	136,203,210
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 598
Weighted-average grant date fair value per share, Granted	811
Weighted-average grant date fair value per share, Forfeited	680
Weighted-average grant date fair value per share, Delivered	598
Weighted-average grant date fair value per share, Ending	¥ 699	¥ 598
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	10 months 24 days